SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
The Company and Summary of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation

The consolidated financial statement includes the accounts of Vimeo Holdings and its wholly owned subsidiary, Stream Merger Sub, Inc., a Delaware corporation. All inter-company transactions and balances have been eliminated in consolidation.

Vimeo Inc.
The Company and Summary of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Estimates

Management of Vimeo is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of assets and liabilities. Actual results could differ from these estimates.

On an ongoing basis, Vimeo evaluates its estimates, judgments and assumptions, including those related to: the fair value of cash equivalents; the carrying value of accounts receivable, including the determination of the allowance for credit losses; the determination of the customer relationship period for certain costs to obtain a contract with a customer; the carrying value of right-of-use assets (“ROU assets”); the useful lives and recoverability of leasehold improvements and equipment and intangible assets with definite lives; the recoverability of goodwill; contingencies; unrecognized tax benefits; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. Vimeo bases its estimates, judgments and assumptions on historical experience, its forecasts and budgets and other factors that Vimeo considers relevant.

Revenue Recognition

Vimeo revenue is derived primarily from annual and monthly SaaS subscription fees paid by subscribers for self-serve and enterprise subscription plans. Subscription revenue is recognized over the term of the applicable subscription period, which ranges from one month to three years. The most common subscription is an annual subscription.

Vimeo’s disaggregated revenue disclosures are presented in “Note 15 — Consolidated Financial Statement Details.”

Vimeo accounts for a contract with a customer when it has approval and commitment from all parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when control of the promised services or goods is transferred to Vimeo’s customers and in an amount that reflects the consideration Vimeo expects to be entitled to in exchange for those services or goods.

Transaction Price

The objective of determining the transaction price is to estimate the amount of consideration Vimeo is due in exchange for its services or goods. Vimeo determines the total transaction price at contract inception and reassesses this estimate each reporting period.

Vimeo excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, these taxes are not included as a component of revenue or cost of revenue.

For contracts that have an original duration of one year or less, Vimeo uses the practical expedient available under ASU No. 2014‑09, Revenue from Contracts with Customers, applicable to such contracts and does not consider the time value of money.

Arrangements with Multiple Performance Obligations

Vimeo’s contracts with customers may include multiple performance obligations. For such arrangements, Vimeo allocates revenue to each performance obligation based on its relative standalone selling price. Vimeo generally determines standalone selling prices based on the prices charged to customers, which are directly observable or based on an estimate if not directly observable.

Assets Recognized from the Costs to Obtain a Contract with a Customer

Vimeo has determined that certain costs, primarily commissions paid to employees pursuant to certain sales incentive programs and mobile app store fees, meet the requirements to be capitalized as a cost of obtaining a contract. Commissions paid to employees pursuant to certain sales incentive programs are amortized over the estimated customer relationship period. Vimeo calculates the estimated customer relationship period as the average customer life, which is based on historical data. When customer renewals are expected and the renewal commission is not commensurate with the initial commission, the average customer life includes renewal periods. For sales incentive programs where the customer relationship period is one year or less, Vimeo has elected the practical expedient to expense the costs as incurred. Vimeo capitalizes and amortizes mobile app store fees over the term of the applicable subscription.

During the years ended December 31, 2019 and 2020, Vimeo recognized expense of $5.0 million and $7.7 million related to the amortization of these costs. The current contract asset balances are $0.5 million, $1.7 million and $2.7 million at January 1, 2019, and December 31, 2019 and 2020, respectively. The non-current contract asset balances are $1.1 million, $2.2 million and $4.9 million at January 1, 2019 and December 31, 2019 and 2020, respectively. The current and non-current contract assets are included in “Other current assets” and “Other non-current assets,” respectively, in the accompanying consolidated balance sheet.

Performance Obligations

As permitted under the practical expedient available under ASU No. 2014‑09, Vimeo does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which Vimeo recognizes revenue at the amount which it has the right to invoice for services performed.

Accounts Receivables, Net of Allowance for Credit Losses

Accounts receivable include amounts billed and currently due from customers. Vimeo maintains an allowance for credit losses to provide for the estimated amount of accounts receivable that will not be collected. The allowance for credit losses is based upon a number of factors, including the length of time accounts receivable are past due, Vimeo’s previous loss history and the specific customer’s ability to pay its obligation. The time between Vimeo issuance of an invoice and payment due date is not significant; customer payments that are not collected in advance of the transfer of promised services or goods are generally due no later than 30 days from invoice date.

Credit Losses

The following table presents the changes in the allowance for credit losses for the year ended December 31, 2020:

Year Ended
December 31, 2020
(In thousands)
Balance at January 1	$273
Current period provision for credit losses	1,834
Write-offs charged against the allowance	(1,645)
Recoveries collected	14
Balance at December 31	$476

Deferred Revenue

Deferred revenue consists of advance payments that are received or are contractually due in advance of Vimeo’s performance. Vimeo’s deferred revenue is reported on a contract by contract basis at the end of each reporting period. Vimeo classifies deferred revenue as current when the term of the applicable subscription period or expected completion of its performance obligation is one year or less. The current and non-current deferred revenue balances are $66.8 million and $0.6 million, respectively, at January 1, 2019 and $83.9 million and $0.7 million, respectively, at December 31, 2019. During the year ended December 31, 2019, the Company recognized $66.8 million of revenue that was included in the deferred revenue balance as of January 1, 2019. During the year ended December 31, 2020, Vimeo recognized $84.1 million of revenue that was included in the deferred revenue balance as of December 31, 2019. The current and non-current deferred revenue balances are $137.4 million and $0.8 million, respectively, at December 31, 2020. Non-current deferred revenue is included in “Other long-term liabilities” in the accompanying consolidated balance sheet.

Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated government money market funds. Internationally, cash equivalents consist of time deposits. Prior to the November 10, 2020 equity sale, Vimeo participated in IAC’s centrally managed U.S. treasury function in which IAC swept Vimeo’s domestic cash.

Certain Risks and Concentrations

Credit Risk

Financial instruments, which potentially subject Vimeo to concentration of credit risk, consist primarily of cash and cash equivalents. Cash and cash equivalents are principally maintained with financial institutions and are in excess of Federal Deposit Insurance Corporation insurance limits.

Other Risks

Vimeo’s business is subject to certain risks and concentrations including dependence on third-party technology providers, exposure to risks associated with online commerce security and credit card fraud.

Leasehold Improvements and Equipment

Leasehold improvements and equipment are recorded at cost. Repairs and maintenance costs are expensed as incurred. Amortization of leasehold improvements, which is included within depreciation within the consolidated statement of operations, and depreciation is computed using the straight-line method over the estimated useful lives of the assets, or, in the case of leasehold improvements, the lease term, if shorter.

Asset Category	Estimated Useful Lives
Leasehold improvements	7 Years
Office, computer and other equipment	2 to 10 Years

Business Combinations

The purchase price of each acquisition is attributed to the assets acquired and liabilities assumed is based on their fair values at the date of acquisition, including identifiable intangible assets that either arise from a contractual or legal right or are separable from goodwill. Vimeo usually uses the assistance of outside valuation experts to assist in the allocation of purchase price to the identifiable intangible assets acquired. While outside valuation experts may be used, management has ultimate responsibility for the valuation methods, models and inputs used and the resulting purchase price allocation. The excess purchase price over the value of net tangible and identifiable intangible assets acquired is recorded as goodwill.

Goodwill

Vimeo assesses goodwill for impairment annually as of October 1 or more frequently if an event occurs or circumstances change that would more likely than not reduce its fair value below its carrying value.

When Vimeo elects to perform a qualitative assessment and concludes it is not more likely than not that its fair value is less than its carrying value, no further assessment of goodwill is necessary; otherwise, a quantitative assessment is performed and the fair value of Vimeo is determined. If the carrying value of Vimeo exceeds its fair value, an impairment equal to the excess is recorded.

For Vimeo’s annual goodwill test at October 1, 2020, a qualitative assessment of goodwill was performed because Vimeo concluded it was more likely than not that its fair value was in excess of its carrying value based upon a valuation of Vimeo prepared by IAC primarily in connection with the issuance and/or settlement of equity awards that are denominated in the equity of Vimeo. The valuation was prepared in February 2020 and was reviewed each quarterly reporting period through September 30, 2020. The fair value of Vimeo in the valuation was significantly in excess of its October 1, 2020 carrying value.

February 2020 Valuation of Vimeo Common Shares

The determination of the fair value of Vimeo common shares in February 2020 was prepared using both an income approach using a discounted cash flows (“DCF”) method and a market approach. Determining fair value using a DCF analysis requires the exercise of significant judgment with respect to several items, including the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses are based on Vimeo’s most recent forecast and budget and, for years beyond the budget, Vimeo’s estimates, which are based, in part, on forecasted growth rates. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows of Vimeo. Assumptions used in the DCF analyses, including the discount rate, are assessed based on Vimeo’s current results and forecasted future performance, as well as macroeconomic and industry specific factors. Determining fair value using a market approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. The market comparable approach considers multiple financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. From the comparable companies, a representative market multiple is determined, which is applied to financial metrics to estimate the equity value of Vimeo. The peer group of companies was determined by considering companies relevant in terms of business function, monetization model and margin and growth characteristics operating in these sectors: SaaS and branded consumer internet companies with strong revenue growth.

Long-Lived Assets and Intangible Assets with Definite Lives

Long-lived assets, which consist of ROU assets, leasehold improvements and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of definite-lived intangible assets is computed either on a straight-line basis or based on the pattern in which the economic benefits of the asset are expected to be realized.

Fair Value Measurements

Vimeo categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:

•	Level 1: Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
•

Level 2:   Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair values of Vimeo’s Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.

•

Level 3:   Unobservable inputs for which there is little or no market data and require Vimeo to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities.

Vimeo’s non-financial assets, such as goodwill, intangible assets with definite lives, ROU assets and leasehold improvements and equipment are adjusted to fair value only when an impairment is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

Advertising Costs

Advertising costs are expensed in the period incurred and represent online marketing, including fees paid to search engines, social media sites, e-mail campaigns, display advertising, video advertising and affiliate marketing, and offline marketing, which is primarily conferences and events. Advertising expense was $60.1 million and $65.4 million for the years ended December 31, 2019 and 2020, respectively.

Legal Costs

Legal costs are expensed as incurred.

Income Taxes

Vimeo is included within IAC’s tax group for purposes of federal and consolidated state income tax return filings. In the period presented, current and deferred income tax provision has been computed for Vimeo on an as if standalone, separate tax return basis.

Vimeo accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided if it is determined that it is more likely than not that the deferred tax asset will not be realized. Vimeo records interest, net of any applicable related income tax benefit, on potential income tax contingencies as a component of income tax provision.

Vimeo evaluates and accounts for uncertain tax positions using a two-step approach. Recognition (step one) occurs when Vimeo concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustainable upon examination. Measurement (step two) determines the amount of benefit that is greater than 50% likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. De-recognition of a tax position that was previously recognized would occur when Vimeo subsequently determines that a tax position no longer meets the more-likely-than-not threshold of being sustained.

Loss per Share

Basic loss or earnings per share is computed by dividing net loss or earnings by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur from stock-based awards. Given that Vimeo has reported a loss for each of the years ended December 31, 2019 and 2020, the effect of dilutive securities would be anti-dilutive, and they are, therefore, excluded from the computation of diluted loss per share. See “Note 9 — Loss per Share” for additional information on dilutive securities.

Foreign Currency Translation and Transaction Gains and Losses

The financial position and operating results of foreign entities whose primary economic environment is based on their local currency are consolidated using the local currency as the functional currency. These local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses of these operations are translated at average rates of exchange during the period. Translation gains and losses are included in accumulated other comprehensive income as a component of shareholders’ equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the consolidated statement of operations as a component of other income (expense), net.

Stock-Based Compensation

Stock-based compensation is measured at the grant date based on the fair value of the award and is generally expensed over the requisite service period. See “Note 10 — Stock-based Compensation” for a discussion of stock-based compensation.

Recent Accounting Pronouncements

Accounting Pronouncements Adopted by Vimeo

ASU No. 2016‑13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

Vimeo adopted ASU No. 2016‑13 effective January 1, 2020. ASU No. 2016‑13 replaces the “incurred loss” approach with an “expected loss” model, under which companies will recognize allowances based on expected rather than incurred losses. Vimeo adopted ASU No. 2016‑13 using the modified retrospective approach and there was no cumulative effect adjustment arising from the adoption. The adoption of ASU No. 2016‑13 did not have a material impact on Vimeo’s consolidated financial statements.

ASU No. 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

Vimeo adopted ASU No. 2019‑12 effective January 1, 2020, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. Most amendments within ASU No. 2019‑12 are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. Vimeo adopted ASU No. 2019‑12 using the modified retrospective basis for those amendments that are not applied on a prospective basis. The adoption of ASU No. 2019‑12 did not have a material impact on Vimeo’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted by Vimeo

There are no recently issued accounting pronouncements that have not yet been adopted that are expected to have a material effect on the consolidated results of operations, financial condition or cash flows of Vimeo.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.